UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10337______

_______BlackRock New York Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal Income Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)

January 31, 2005

BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.9%
			Multi-State—11.5%
			Charter Mac Equity Issuer Trust,
A3	$ 6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$ 6,437,100
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	6,049,780
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,395,100
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,296,250

					22,178,230

			New York—122.4%
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj.,
			Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,076,400
			Met. Transp. Auth., Ded. Tax Fund, Ser. A,
AA-	12,000		5.00%, 11/15/30	11/12 @ 100	12,341,880
A	12,000		5.125%, 11/15/31	11/12 @ 100	12,511,080
			New York City, GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A	3,755,568
A+	2,710		Ser. C, 5.625%, 3/15/28	03/12 @ 100	2,893,684
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,418,600
			New York City Ind. Dev. Agcy.,
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	778,695
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,066,860
AAA	1,550		Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,659,879
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	14,950,089
A-	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	03/05 @ 101	6,076,980
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,143,040
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,699,615
			New York City Transl. Fin. Auth., Ser. C,
AAA	5,940	[4]	5.00%, 5/01/09	N/A	6,544,752
AA+	3,660		5.00%, 5/01/29	05/09 @ 101	3,775,802
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	6,582,348
			New York Dorm. Auth.,
AA-	15,235	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/31	N/A	17,182,490
AA-	1,765		City Univ. Proj., Ser. A, 5.25%, 7/01/31	07/11 @ 100	1,840,931
BBB+	10,780		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	11,029,449
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,293,400
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,163,000
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,122,120
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,123,600
			New York Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	6,082,982
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,800,390
AA-	6,290	[4]	New York Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06	N/A	6,595,317
			Port Auth. of NY & NJ,
Caa2	9,250		Spec. Oblig., Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/05 @ 100	9,274,420
AAA	9,500		Ser. 124, 5.00%, 8/01/36, FGIC	08/08 @ 101	9,678,030
AAA	13,000	[5]	Spec. Oblig., JFK Intl. Air Term. Proj., 6, 5.75%, 12/01/22, MBIA	12/07 @ 102	14,111,630
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,343,025
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12 @ 100	4,686,000
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	7,262,290
BBB	5,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	4,898,850
BBB+	8,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 6.375%, 7/15/39	07/09 @ 101	8,057,280
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac. Proj., 5.25%, 10/01/31, RAA	10/11 @ 100	2,618,450
BBB	2,000		Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/29	07/10 @ 101	2,070,540

					236,509,466

			Puerto Rico—18.4%
BBB	4,060		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,787,046
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	4,400	[4]	5.25%, 7/01/36	N/A	4,932,224
A-	1,600		5.25%, 7/01/36	07/12 @ 100	1,684,112
			Puerto Rico Pub. Fin. Corp., Ser. E,
Aaa	7,475	[4]	5.50%, 2/01/12	N/A	8,499,673
BBB+	2,525		5.50%, 8/01/29	02/12 @ 100	2,700,058
Aaa	7,000	[4]	5.70%, 2/01/10	N/A	7,905,240
Aaa	5,750	[4]	5.75%, 2/01/07	N/A	6,122,945

					35,631,298

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Trust Territories—1.6%
Ba3	$ 2,945	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	$ 3,067,983

		Total Long-Term Investments (cost $282,306,509)		297,386,977

	Shares
	(000)

		Money Market Fund—1.5%
	2,950	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,950,000)	N/A	2,950,000

		Total Investments—155.4% (cost $285,256,509)		$ 300,336,977
		Other assets in excess of liabilities—1.4%		2,614,428
		Preferred shares at redemption value, including dividends payable—(56.8%)		(109,761,644)

		Net Assets Applicable to Common Shareholders—100%		$ 193,189,761

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch's rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 11.5% of its net assets, with a current market value of $22,178,230, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Municipal Income Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005